Restructuring and Other - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Restructuring And Other [Line Items]
Restructuring charge	$ 18,061	$ 6,438
Canadian Emergency Wage Subsidy Program [Member]
Disclosure Of Restructuring And Other [Line Items]
Salary and wage subsidies	26,000
Operating expense reduction due to wage subsidies	21,000
General and administrative expense reduction due to wage subsidies	$ 5,000